ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS, Accounts Payable (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Account Payable [Abstract]
Balances at the beginning of the period		S/ 463,825		S/ 338,446	S/ 216,734
Premiums ceded for automatic contracts (mainly excess of loss), Note 25(a)(**)		392,123		355,356	244,112
Premiums ceded to reinsurers in facultative contracts, Note 25(a)(**)		399,482		392,346	327,098
Coinsurance granted		25,430		8,154	753
Payments and other, net	[1]	(860,766)		(630,477)	(450,251)
Balances at the end of the period		420,094	[1]	463,825	S/ 338,446
Accounts Payable to Reinsurers [Member]
Information related to reinsurers [Abstract]
Collections made to reinsurers		811,800		608,700
Effect of exchange difference		16,800		11,900
Collections of other minors		S/ 32,100		S/ 9,800

[1]	As of December 31, 2022, the balance is mainly made up of payments to reinsurers for S/811.8 million, the effect of exchange difference for S/16.8 million and other minors for S/32.1 million. As of December 31, 2021, the balance is mainly made up of payments from reinsurers for S/608.7 million, the effect of exchange difference for S/11.9 million and other minors of S/9.8 million.